Commitments (Tables)	12 Months Ended
Dec. 31, 2018
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Details of commitments

Details of commitments

As of December 31, 2018	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
	$ in thousands
Sale and lease-back agreement	30,047	1,423	2,864	2,852	22,908
Facility lease agreements	27,188	1,651	7,411	8,193	9,933
License agreements	18,093	1,237	2,474	2,474	11,907
Manufacturing agreements	10,293	10,293	—	—	—
Other agreements	12,356	7,754	4,602	—	—

Total contractual obligations	97,977	22,359	17,350	13,519	44,749